4. Accounting for Derivatives and Hedging Activities (Details-Gain/Loss in AOCI) - Cash flow hedge - Cost of energy sold - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2014
Gain (Loss) Recognized in AOCI	$ (898,116)	$ (932,739)	$ (1,128,514)
Gain (Loss) Reclassified from AOCI	$ (435,395)	$ (911,002)	$ 91,508